STOCK-BASED COMPENSATION - Range of Assumptions (Details)	12 Months Ended
Dec. 31, 2021 $ / shares
Expected volatility	90.00%
Risk free interest rate	0.06%
Expected term (years)	6 years 3 months
Minimum
Common stock value	$ 5.6
Maximum [Member]
Common stock value	$ 33.7